Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Intangible Assets (Restated) [Abstract]
Summary of intangible assets
	12/31/2013	6/30/2013
Moneytech and mPayments software	$5,901,743	$5,239,641
Accumulated amortization	(2,562,595)	(1,925,228)
	$3,339,148	$3,314,413

	2013	2012
Moneytech software	$4,574,761	$5,101,997
mPayments software	664,880	-
Domain name	198,353	-
Accumulated amortization	(1,925,227)	(1,634,125)
	$3,512,767	$3,467,872

Summary of amortization expense of intangible assets
June 30, 2014	$456,650
June 30, 2015	456,650
June 30, 2016	456,650
June 30, 2017	456,650
June 30, 2018	456,650
Thereafter	1,229,517
Total	$3,512,767